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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
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     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the semi-annual period ended June 30, 2008 follows.





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                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.

































                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

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

CONTENTS


Portfolio Summary                                                             1

Summary Schedule of Investments                                               2

Statement of Assets and Liabilities                                           4

Statement of Operations                                                       5

Statement of Changes in Net Assets                                            6

Financial Highlights                                                          7

Notes to Financial Statements                                                 8

Result of Annual Meeting of Stockholders                                      13

Description of Dividend Reinvestment Plan                                     14

Investment Management Agreement Approval Disclosure                           16

Proxy Voting and Portfolio Holdings Information                               17

Privacy Policy Notice                                                         17

Summary of General Information                                                18

Shareholder Information                                                       18





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

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CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2008 (UNAUDITED)
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SECTOR ALLOCATION


                                                                Percent of
Sector                                                          Net Assets
--------------------------------------------------------------------------------
Information Technology                                             16.5
--------------------------------------------------------------------------------
Energy                                                             16.3
--------------------------------------------------------------------------------
Financials                                                         11.7
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Healthcare                                                         11.6
--------------------------------------------------------------------------------
Industrials                                                        11.6
--------------------------------------------------------------------------------
Consumer Staples                                                   11.0
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Consumer Discretionary                                              8.0
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Materials                                                           4.2
--------------------------------------------------------------------------------
Utilities                                                           3.8
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Telecommunication Services                                          2.8
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Closed-End Funds                                                    1.6
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Other                                                               0.9
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TOP TEN HOLDINGS, BY ISSUER

                                                                     Percent of
    Holding                                    Sector                Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation                    Energy                    6.1
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2.  Google Inc.                        Information Technology            3.1
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3.  Chevron Corporation                         Energy                   2.9
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4.  Johnson & Johnson                         Healthcare                 2.8
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5.  Procter & Gamble Company (The)         Consumer Staples              2.4
--------------------------------------------------------------------------------
6.  Coca-Cola Company (The)                Consumer Staples              2.3
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7.  General Electric Company                  Industrials                2.1
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8.  AT&T Inc.                          Telecommunication Services        2.0
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9.  Microsoft Corporation                Information Technology          1.9
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10. Walt Disney Company (The)            Consumer Discretionary          1.8
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                                                                               1
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
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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.48%
 CLOSED-END FUNDS - 1.55%
  Adams Express Company (a)                                49,500    $   586,575
  Other Closed-End Funds (b)                                             884,983
                                                                     -----------
                                                                       1,471,558
                                                                     -----------
CONSUMER DISCRETIONARY - 8.00%
  McDonald's Corporation                                   18,600      1,045,692
  Walt Disney Company (The)                                53,700      1,675,440
  Other Consumer Discretionary (b)                                     4,850,683
                                                                     -----------
                                                                       7,571,815
                                                                     -----------
CONSUMER STAPLES - 11.03%
  Coca-Cola Company (The)                                  41,000      2,131,180
  Colgate-Palmolive Company                                 8,900        614,990
  Procter & Gamble Company (The)                           37,797      2,298,436
  Wal-Mart Stores, Inc.                                    23,600      1,326,320
  Other Consumer Staples (b)                                           4,069,457
                                                                     -----------
                                                                      10,440,383
                                                                     -----------
ENERGY - 16.32%
  Baker Hughes Incorporated                                10,600        925,804
  Chevron Corporation                                      28,032      2,778,812
  ConocoPhillips                                           10,474        988,641
  Exxon Mobil Corporation ^                                66,000      5,816,581
  Halliburton Company ^                                    13,200        700,524
  Marathon Oil Corp.                                       15,000        778,050
  Occidental Petroleum Corporation                         10,500        943,530
  Schlumberger Limited ^                                   11,500      1,235,445
  Other Energy (b)                                                     1,285,203
                                                                     -----------
                                                                      15,452,590
                                                                     -----------
FINANCIALS - 11.68%
  Bank of America Corporation                              31,138        743,264
  JPMorgan Chase & Co.                                     45,132      1,548,479
  Metlife, Inc. ^                                          15,200        802,104
  Wells Fargo & Company                                    39,900        947,625
  Other Financials (b)                                                 7,020,377
                                                                     -----------
                                                                      11,061,849
                                                                     -----------




                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
HEALTHCARE - 11.62%
  Abbott Laboratories                                      11,200    $   593,264
  Johnson & Johnson                                        40,900      2,631,506
  Medtronic, Inc.                                          14,500        750,375
  Merck & Co. Inc. ^                                       17,500        659,575
  Pfizer Inc. ^                                            43,560        760,993
  UnitedHealth Group Incorporated                          22,000        577,500
  Wyeth                                                    20,200        968,792
  Other Healthcare (b)                                                 4,057,346
                                                                     -----------
                                                                      10,999,351
                                                                     -----------
INDUSTRIALS - 11.58%
  3M Co.                                                    9,400        654,146
  Deere & Company ^                                         8,000        577,040
  Emerson Electric Co.                                     12,000        593,400
  General Electric Company                                 73,900      1,972,391
  Honeywell International Inc.                             12,500        628,500
  Illinois Tool Works Inc.                                 13,300        631,883
  Raytheon Company                                         11,000        619,080
  Other Industrials (b)                                                5,291,066
                                                                     -----------
                                                                      10,967,506
                                                                     -----------
INFORMATION TECHNOLOGY - 16.53%
  Apple Computer, Inc. ^ *                                  8,500      1,423,240
  Cisco Systems, Inc. *                                    47,900      1,114,154
  Corning Incorporated                                     16,500        380,325
  EMC Corporation *                                        72,648      1,067,199
  Google Inc. *                                             5,500      2,895,310
  Hewlett-Packard Company                                  19,900        879,779
  Intel Corporation                                        60,500      1,299,540
  International Business Machines Corporation              12,600      1,493,478
  Microsoft Corporation                                    65,200      1,793,652
  Oracle Corporation *                                     48,272      1,013,712
  QUALCOMM Inc.                                            13,000        576,810
  Other Information Technology (b)                                     1,711,658
                                                                     -----------
                                                                      15,648,857
                                                                     -----------

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See accompanying notes to financial statements.
2

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)(CONCLUDED)
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                                                           No. of
Description                                                Shares       Value
--------------------------------------------------------------------------------
MATERIALS - 4.15%
  Alcoa Inc. ^                                             20,400    $   726,648
  E. I. du Pont de Nemours and Company                     17,300        741,997
  Freeport-McMoRan Copper & Gold, Inc.                      7,500        878,925
  Monsanto Company                                          5,660        715,650
  Other Materials (b)                                                    869,934
                                                                     -----------
                                                                       3,933,154
                                                                     -----------
REAL ESTATE INVESTMENT TRUST - 0 .38%
  Total Real Estate Investment Trust (b)                                 359,560
                                                                     -----------

TELECOMMUNICATION SERVICES - 2.83%
  AT&T Inc.                                                56,539      1,904,799
  Verizon Communications Inc.                              20,300        718,620
  Other Telecommunication Services (b)                                    56,395
                                                                     -----------
                                                                       2,679,814
                                                                     -----------
UTILITIES - 3.81%
  Dominion Resources, Inc.                                 14,200        674,358
  Other Utilities (b)                                                  2,938,222
                                                                     -----------
                                                                       3,612,580
                                                                     -----------
TOTAL EQUITY SECURITIES
  (cost - $80,773,544)                                                94,199,017
                                                                     -----------
SHORT-TERM INVESTMENTS - 11.86%
 MONEY MARKET SECURITY - 0.56%
  JPMorgan U.S. Government Money Market Fund              529,788        529,788
                                                                     -----------


                                                        Principal
                                                         Amount
Description                                              (000's)        Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.30%
 Bear, Stearns & Co. Inc. +
  (Agreements dated
  6/30/2008 to be
  repurchased at
  $10,703,407) (c)                                        $10,703   $ 10,702,718
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $11,232,506)                                                11,232,506
                                                                    ------------
TOTAL INVESTMENTS - 111.34%
  (cost - $92,006,050)                                               105,431,523
                                                                    ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.34)%                                            (10,737,000)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 94,694,523
                                                                    ============

-----------
^ Security or a portion thereof is out on loan.

* Non-income producing security.

+ Includes investment purchased with collateral received for securities on loan.

(a)  Affiliated investment. The Fund holds 0.62% (based on net assets) of Adams
     Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2008 there were no purchases or sales of this security.

(b) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2008.

(c) At June 30, 2008, the maturity date for all repurchase agreements held was July 1, 2008, with interest rates ranging from 1.25% to 2.50% and collateralized by $11,011,813 in U.S. Treasury Bonds maturing April 15,
     2028.




================================================================================
                                 See accompanying notes to financial statements.
                                                                               3

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
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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments, at value, including collateral for
  securities on loan of $10,702,718:
  Unaffiliated issuers (cost - $91,400,228)(1)                    $ 104,844,948
  Affiliated issuer (cost - $605,822)                                   586,575
                                                                  -------------
  Total investments (cost - $92,006,050)                            105,431,523
Receivables:
  Dividends                                                             117,743
  Interest                                                                1,932
Prepaid expenses                                                          9,278
                                                                  -------------
Total Assets                                                        105,560,476
                                                                  -------------

LIABILITIES

Payables:
  Due to custodian                                                        1,860
  Upon return of securities loaned                                   10,702,718
  Investment management fees (net of fee waivers)                        78,833
  Directors' fees                                                        28,766
  Other accrued expenses                                                 53,776
                                                                  -------------
Total Liabilities                                                    10,865,953
                                                                  -------------
NET ASSETS (applicable to 27,030,066 shares of
  common stock outstanding)                                       $  94,694,523
                                                                  =============

NET ASSET VALUE PER SHARE ($94,694,523/27,030,066)                $        3.50
                                                                  =============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value;
  27,030,066 shares issued and outstanding
  (100,000,000 shares authorized)                                 $      27,030
Paid-in capital                                                      85,693,816
Accumulated net realized loss on investments                         (4,451,796)
Net unrealized appreciation in value of investments                  13,425,473
                                                                  -------------
Net assets applicable to shares outstanding                       $  94,694,523
                                                                  =============


-------------
(1) Includes securities out on loan to brokers with a market value of
$10,499,385.

================================================================================
See accompanying notes to financial statements.
4
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

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends (including $3,960 earned from affiliated issuer)       $  1,143,263
  Interest                                                                8,963
  Securities lending                                                      9,421
                                                                   ------------
  Total Investment Income                                             1,161,647
                                                                   ------------

Expenses:
  Investment management fees                                            518,961
  Directors' fees                                                        53,724
  Administration fees                                                    52,415
  Printing                                                               30,444
  Legal and audit fees                                                   23,101
  Accounting fees                                                        18,182
  Custodian fees                                                         11,669
  Transfer agent fees                                                    10,526
  Stock exchange listing fees                                             4,526
  Insurance                                                               3,690
  Miscellaneous                                                           1,543
                                                                   ------------
  Total Expenses                                                        728,781
  Less: Management fee waivers                                          (30,681)
  Less: Fees paid indirectly                                            (20,607)
                                                                   ------------
    Net Expenses                                                        677,493
                                                                   ------------
  Net Investment Income                                                 484,154
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments                                   (1,403,372)
Capital gain distributions from regulated investment companies            1,618
Net change in unrealized appreciation in value of investments       (13,279,574)
                                                                   ------------
Net realized and unrealized loss on investments                     (14,681,328)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(14,197,174)
                                                                   ============

================================================================================
                                 See accompanying notes to financial statements.
                                                                               5
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
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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       For the Six
                                                      Months Ended
                                                     June 30, 2008  For the Year Ended
                                                      (unaudited)    December 31, 2007
                                                      -----------    -----------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                             $     484,154    $   1,120,928
  Net realized gain/(loss) from investments            (1,403,372)       8,478,941
  Capital gain distributions from regulated
      investment companies                                  1,618           50,393
  Net change in unrealized appreciation
      in value of investments                         (13,279,574)      (2,452,733)
                                                    -------------    -------------
    Net increase/(decrease) in net assets
      resulting from operations                       (14,197,174)       7,197,529
                                                    -------------    -------------
Dividends and distributions to shareholders:
  Net investment income                                  (484,154)      (1,120,928)
  Net realized capital gains                                 --         (8,509,935)
  Return-of-capital                                   (13,435,601)     (19,451,697)
                                                    -------------    -------------
    Total dividends and distributions to
      shareholders                                    (13,919,755)     (29,082,560)
                                                    -------------    -------------
Capital stock transactions:
  Proceeds from 473,375 and 913,617
      shares newly issued and/or from treasury in
      reinvestment of dividends
      and distributions, respectively                   2,543,404        5,808,750
                                                    -------------    -------------
Total decrease in net assets                          (25,573,525)     (16,076,281)
                                                    -------------    -------------
NET ASSETS

Beginning of period                                   120,268,048      136,344,329
                                                    -------------    -------------

End of period                                       $  94,694,523    $ 120,268,048
                                                    =============    =============


================================================================================
See accompanying notes to financial statements.
6

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
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CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------


                                 For the Six
                                 Months Ended                           For the Years Ended December 31,
                                 June 30, 2008    -----------------------------------------------------------------------
                                  (unaudited)        2007            2006            2005           2004            2003
                                 -------------    ---------       ---------       ---------       --------        --------
PER SHARE OPERATING
PERFORMANCE
Net asset value,
  beginning of period              $   4.53       $    5.32       $    5.65       $    6.48       $   6.90        $   6.41
                                   --------       ---------       ---------       ---------       --------        --------
Net investment income #                0.02            0.04            0.05            0.03           0.05            0.04
Net realized and unrealized
  gain/(loss) on investments          (0.56)           0.24            0.66            0.18           0.55            1.44
                                   --------       ---------       ---------       ---------       --------        --------
Net increase/(decrease)
  in net assets resulting
  from operations                     (0.54)           0.28            0.71            0.21           0.60            1.48
                                   --------       ---------       ---------       ---------       --------        --------
Dividends and distributions
  to shareholders:
  Net investment income               (0.02)          (0.04)          (0.04)          (0.04)         (0.05)          (0.04)
  Net realized capital gains           --             (0.33)           --             (1.00)          --              --
  Return-of-capital                   (0.50)          (0.75)          (1.00)           --            (0.99)          (0.95)
                                   --------       ---------       ---------       ---------       --------        --------
Total dividends and
  distributions to shareholders       (0.52)          (1.12)          (1.04)          (1.04)         (1.04)          (0.99)
                                   --------       ---------       ---------       ---------       --------        --------
Capital stock transactions:
  Anti-dilutive effect due to
  shares issued in reinvestment
  of dividends and distributions       0.03            0.05            --              --             0.02            --
                                   --------       ---------       ---------       ---------       --------        --------
Net asset value, end of period     $   3.50       $    4.53       $    5.32       $    5.65       $   6.48        $   6.90
                                   ========       =========       =========       =========       ========        ========
Market value, end of period        $   5.45       $    5.05       $    8.45       $    7.05       $   8.51        $   9.00
                                   ========       =========       =========       =========       ========        ========
Total investment return (a)           18.82%         (29.04)%         45.36%          (1.32)%         8.38%          77.69%
                                   ========       =========       =========       =========       ========        ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                    $ 94,695       $ 120,268       $ 136,344       $ 139,706       $ 154,690       $  26,565
Ratio of expenses to
  average net assets,
  net of fee waivers,
  if any (b)                           1.29%(d)        1.23%           1.22%           1.20%          1.28%           1.20%
Ratio of expenses to
  average net assets,
  excluding fee waivers,
  if any (c)                           1.39%(d)        1.35%           1.32%           1.36%          1.50%           1.59%
Ratio of expenses to
  average net assets,
  net of fee waivers,
  if any (c)                           1.33%(d)        1.25%           1.25%           1.26%          1.36%           1.25%
Ratio of net investment
  income to
  average net assets                   0.92%(d)        0.86%           0.85%           0.58%          0.73%           0.68%
Portfolio turnover rate                5.56%          10.38%          10.59%          21.60%         39.05%          11.88%

---------------------------------------------------------------------------------------------------------------------------
#    Based on average shares outstanding.
(a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.
(d)  Annualized

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7
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--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The
Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America
("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc.
(the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2008, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of
Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.
At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment
Manager" or


================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

"Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2004 through 2007. The Fund has initiated discussions with the Internal Revenue Service's National Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Sub-Chapter M requirements of the Internal Revenue Code for certain prior tax years. The outcome of this matter is currently uncertain including, whether ultimately it might negatively affect the tax status of the Fund. The Fund will continue to monitor this matter closely and is pursuing a potential resolution with the Internal Revenue Service that, if successful, will avoid a material negative tax impact to the Fund. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                    INVESTMENTS IN         OTHER FINANCIAL
VALUATION INPUTS                      SECURITIES             INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                             $ 94,199,017                --
Level 2 - Other
  Significant
  Observable Inputs                    11,232,506                --
Level 3 - Significant
  Unobservable Inputs                        --                  --
                                     ------------            -----------
Total                                $105,431,523                --
                                     ============            ===========

------
*   Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the six months ended June 30, 2008, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceeded an annual rate of 0.10% and 0.11% of average annual weekly net assets through February 29, 2008, and thereafter, respectively. For the six months ended June 30, 2008, Cornerstone earned $518,961 for investment management services, of which it waived $30,681. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees PAID INDIRECTLY, are expense offsets of $20,607 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $12,550 for the six months ended June 30, 2008 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term investments, were $5,884,083 and $16,168,459 respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 27,030,066 shares outstanding at June 30, 2008. As of that date, three individuals that control Cornerstone owned 82,691 shares in the Fund.

Transactions in common stock for the period ended June 30, 2008 were as follows:

Shares at beginning of period                              26,556,691
Shares newly issued in reinvestment of
  dividends and distributions                                 473,375
                                                           ----------
Shares at end of period                                    27,030,066
                                                           ==========

NOTE G. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE H. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at June 30, 2008, was $10,499,385. During the six months ended June 30, 2008, the Fund earned $9,421 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

                 ORDINARY INCOME                   LONG-TERM CAPITAL GAINS
                 ---------------                   -----------------------
            2007                 2006               2007              2006
            ----                 ----               ----              ----
        $3,365,187            $1,150,839         $6,265,676            --


                                   RETURN-OF-CAPITAL
                                   -----------------
                                 2007              2006
                                 ----              ----
                             $19,451,697        $25,065,536

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").For the tax period ended December 31, 2007, the Fund did not incur Post-October losses.

At December 31, 2007, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,013,507 of which $1,139,305 expires in 2008, $1,139,305 expires in 2009, $250,210 expires in 2010, and $484,687 expires in
2011. These capital loss carryforwards are subject to an annual limitation of $1,139,305 during the next three years.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $92,017,047, $19,823,359, $(6,408,883) and $13,414,476, respectively.

================================================================================
12

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 15, 2008, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 26,643,986 shares of common stock outstanding on February 19, 2008:

         (1) To approve the re-election of two Class I Directors until the 2011 Annual Meeting.

           NAME OF CLASS I DIRECTORS         FOR            WITHHOLD
           -------------------------         ---            --------
           Ralph W. Bradshaw             22,700,955         594,472
           Edwin Meese III               22,631,464         663,963



















================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

================================================================================
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan. Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein.

Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.





================================================================================

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc.(the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 15, 2008.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.11% of average net assets calculated monthly (including basic legal fees but excluding other legal and extraordinary expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by comparable closed-end funds, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.


================================================================================
16

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CornstnStrat" and BARRON'S under the designation "Cornerstone Str Val". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------







================================================================================
18

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











                      This page intentionally left blank.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

================================================================================

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw           Chairman of the Board of
                              Directors and President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
                              and Secretary
William A. Clark            Vice President
Kayadti A. Madison          Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square          Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

ADMINISTRATOR               INDEPENDENT REGISTERED
Bear Stearns Funds          PUBLIC ACCOUNTING FIRM
Management Inc.,            Tait, Weller & Baker LLP
  a J.P. Morgan Company     1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

                                    AMERICAN
                               STOCK EXCHANGE(r)
                                     LISTED
                                      CLM

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.
(a)


================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)
================================================================================


                                                              No. of
 Description                                                  Shares      Value
-------------------------------------------------------     ---------  ------------

EQUITY SECURITIES - 99.48%
    CLOSED-END FUNDS - 1.55%
       Adams Express Company (a)                              49,500   $   586,575
       Boulder Growth & Income Fund Inc.                       4,600        33,856
       Dreman/Claymore Dividend & Income Fund                  4,300        54,610
       General American Investors Company                      3,000        97,080
       Liberty All-Star Equity Fund                           96,330       565,457
       Zweig Fund, Inc. ^                                     29,000       133,980
                                                                       -----------
                                                                         1,471,558
                                                                       -----------
    CONSUMER DISCRETIONARY - 8.00%
       Amazon.com, Inc. *                                      5,500       403,315
       Carnival Corporation ^                                  2,500        82,400
       Clear Channel Communications, Inc.                      3,300       116,160
       Comcast Corporation, Class A ^                         28,555       541,688
       Gap, Inc. (The)                                        12,200       203,374
       Home Depot, Inc. (The)                                  8,100       189,702
       J.C. Penney Company, Inc.                               4,500       163,305
       Johnson Controls, Inc. ^                                7,500       215,100
       Lowe's Companies, Inc. ^                               11,900       246,925
       McDonald's Corporation                                 18,600     1,045,692
       News Corporation, Class A                              23,000       345,920
       NIKE, Inc., Class B                                     6,100       363,621
       Omnicom Group Inc. ^                                    6,200       278,256
       Staples, Inc.                                          10,800       256,500
       Starbucks Corporation *                                 2,800        44,072
       Target Corporation                                      6,800       316,132
       Time Warner Inc. ^                                     31,500       466,200
       TJX Companies, Inc. (The)                               3,000        94,410
       Toyota Motor Corporation ^ ADR                          2,500       235,000
       Viacom Inc., Class B *                                  9,450       288,603
       Walt Disney Company (The)                              53,700     1,675,440
                                                                       -----------
                                                                         7,571,815
                                                                       -----------

    CONSUMER STAPLES - 11.03%
       Altria Group, Inc.                                     13,300       273,448
       Anheuser-Busch Companies, Inc.                          6,200       385,144
       Archer-Daniels-Midland Company ^                        3,960       133,650
       Coca-Cola Company (The)                                41,000     2,131,180
       Colgate-Palmolive Company                               8,900       614,990
       ConAgra Foods, Inc.                                    10,900       210,152
       CVS Corporation                                        10,430       412,715
       General Mills, Inc.                                     2,500       151,925
       H.J. Heinz Company                                      4,000       191,400
       Kimberly-Clark Corporation                              5,000       298,900
       Kraft Foods Inc, Class A                               10,932       311,015
       Kroger Co. (The)                                       13,800       398,406
       PepsiCo, Inc.                                           7,100       451,489
       Philip Morris International Inc.                        7,300       360,547
       Procter & Gamble Company (The)                         37,797     2,298,436
       Sysco Corporation ^                                     9,800       269,598
       Walgreen Co.                                            6,800       221,068
       Wal-Mart Stores, Inc.                                  23,600     1,326,320
                                                                       -----------
                                                                        10,440,383
                                                                       -----------
    ENERGY - 16.32%
       Baker Hughes Incorporated                              10,600       925,804
       BJ Services Company ^                                   3,500       111,790
       Chevron Corporation                                    28,032     2,778,812
       ConocoPhillips                                         10,474       988,641
       ENSCO International Incorporated                        2,500       201,850
       Exxon Mobil Corporation ^                              66,000     5,816,581
       Halliburton Company ^                                  13,200       700,524
       Marathon Oil Corp.                                     15,000       778,050
       Noble Corporation ^                                     2,500       162,400
       Occidental Petroleum Corporation                       10,500       943,530
       Schlumberger Limited ^                                 11,500     1,235,445
       Transocean Inc. ^                                       2,500       380,975
       XTO Energy, Inc.                                        6,250       428,188
                                                                       -----------
                                                                        15,452,590
                                                                       -----------
    FINANCIALS - 11.68%
       AFLAC Incorporated                                      7,000       439,600
       Allstate Corporation (The)                              6,800       310,012
       American Express Company ^                             14,600       549,982
       American International Group, Inc. ^                    5,831       154,288
       Bank of America Corporation                            31,138       743,264
       Bank of New York Mellon Corporation                     8,254       312,249

       BB&T Corporation ^                                      4,000        91,080
       Capital One Financial Corporation ^                     5,000       190,050
       CB Richard Ellis Group, Inc., Class A ^ *               9,000       172,800
       Charles Schwab Corporation (The) ^                     16,000       328,640
       Chubb Corporation (The) ^                               4,100       200,941
       Citigroup Inc.                                         13,800       231,288
       Freddie Mac                                             5,400        88,560
       Goldman Sachs Group, Inc. (The) ^                       2,800       489,720
       Hartford Financial Services Group, Inc. (The) ^         6,000       387,420
       JPMorgan Chase & Co.                                   45,132     1,548,479
       Lehman Brothers Holdings Inc.                           2,700        53,487
       Loews Corporation ^                                     5,000       234,500
       Marsh & McLennan Companies, Inc. ^                      6,000       159,300
       Merrill Lynch & Co., Inc. ^                             4,700       149,037
       Metlife, Inc. ^                                        15,200       802,104
       Morgan Stanley ^                                        7,000       252,490
       PNC Financial Services Group, Inc.                      4,600       262,660
       Prudential Financial, Inc.                              4,200       250,908
       State Street Corporation                                3,500       223,965
       SunTrust Banks, Inc. ^                                  5,000       181,100
       T. Rowe Price Group Inc.                                5,000       282,350
       Travelers Companies, Inc. (The)                         9,476       411,258
       U.S. Bancorp                                           16,901       471,369
       Wachovia Corporation ^                                  9,100       141,323
       Wells Fargo & Company                                  39,900       947,625
                                                                       -----------
                                                                        11,061,849
                                                                       -----------
    HEALTHCARE - 11.62%
       Abbott Laboratories                                    11,200       593,264
       Aetna Inc.                                              6,000       243,180
       Amgen Inc. *                                            9,900       466,884
       Baxter International Inc. ^                             5,000       319,700
       Becton, Dickinson and Company                           4,400       357,720
       Biogen Idec Inc. *                                      3,000       167,670
       Bristol-Myers Squibb Company ^                         25,500       523,515
       Cardinal Health, Inc.                                   2,950       152,161
       Covidien Limited                                        2,599       124,466
       Eli Lilly and Company                                   4,700       216,952
       Gilead Sciences, Inc. *                                 7,000       370,650
       Johnson & Johnson                                      40,900     2,631,506
       McKesson Corporation ^                                  2,800       156,548
       Medtronic, Inc.                                        14,500       750,375

       Merck & Co. Inc. ^                                     17,500       659,575
       Pfizer Inc. ^                                          43,560       760,993
       Schering-Plough Corporation                            29,000       571,010
       Stryker Corporation                                     3,500       220,080
       UnitedHealth Group Incorporated                        22,000       577,500
       WellPoint Inc. *                                        3,500       166,810
       Wyeth                                                  20,200       968,792
                                                                       -----------
                                                                        10,999,351
                                                                       -----------
    INDUSTRIALS - 11.58%
       3M Co.                                                  9,400       654,146
       Boeing Company (The) ^                                  4,200       276,024
       Burlington Northern Santa Fe Corporation                5,400       539,406
       Caterpillar Inc.                                        6,800       501,976
       CSX Corporation                                         6,500       408,265
       Danaher Corporation                                     3,500       270,550
       Deere & Company ^                                       8,000       577,040
       Emerson Electric Co.                                   12,000       593,400
       FedEx Corp. ^                                           2,000       157,580
       General Dynamics Corporation ^                          3,200       269,440
       General Electric Company                               73,900     1,972,391
       Honeywell International Inc.                           12,500       628,500
       Illinois Tool Works Inc.                               13,300       631,883
       Ingersoll-Rand Company Ltd., Class A                    4,500       168,435
       Lockheed Martin Corporation ^                           4,000       394,640
       Norfolk Southern Corporation ^                          5,500       344,685
       Northrop Grumman Corporation                            2,500       167,250
       Precision Castparts Corp.                               2,500       240,925
       Raytheon Company                                       11,000       619,080
       Union Pacific Corporation                               4,000       302,000
       United Parcel Service, Inc., Class B                    7,100       436,437
       United Technologies Corporation                         7,500       462,750
       Waste Management, Inc.                                  9,300       350,703
                                                                       -----------
                                                                        10,967,506
                                                                       -----------
    INFORMATION TECHNOLOGY - 16.53%
       Adobe Systems Incorporated ^ *                          4,200       165,438
       Agilent Technologies Inc. *                             4,000       142,160
       Apple Computer, Inc. ^ *                                8,500     1,423,240
       Applied Materials, Inc. ^                              17,800       339,802
       Automatic Data Processing, Inc.                         6,900       289,110
       Cisco Systems, Inc. *                                  47,900     1,114,154
       Corning Incorporated                                   16,500       380,325

       Dell Inc. *                                             4,700       102,836
       eBay Inc. *                                             5,000       136,650
       EMC Corporation *                                      72,648     1,067,199
       Google Inc. *                                           5,500     2,895,310
       Hewlett-Packard Company                                19,900       879,779
       Intel Corporation                                      60,500     1,299,540
       International Business Machines Corporation            12,600     1,493,478
       Microsoft Corporation                                  65,200     1,793,652
       Oracle Corporation *                                   48,272     1,013,712
       QUALCOMM Inc.                                          13,000       576,810
       Texas Instruments Incorporated ^                       14,400       405,504
       Yahoo! Inc. *                                           6,300       130,158
                                                                       -----------
                                                                        15,648,857
                                                                       -----------
    MATERIALS - 4.15%
       Alcoa Inc. ^                                           20,400       726,648
       Dow Chemical Company (The) ^                            5,400       188,514
       E. I. du Pont de Nemours and Company                   17,300       741,997
       Freeport-McMoRan Copper & Gold, Inc.                    7,500       878,925
       International Paper Company ^                           7,000       163,100
       Monsanto Company                                        5,660       715,650
       Praxair, Inc. ^                                         5,500       518,320
                                                                       -----------
                                                                         3,933,154
                                                                       -----------
    REAL ESTATE INVESTMENT TRUST - 0.38%
       Simon Property Group, Inc. ^                            4,000       359,560
                                                                       -----------

    TELECOMMUNICATION SERVICES - 2.83%
       AT&T Inc.                                              56,539     1,904,799
       FairPoint Communications, Inc. ^                          646         4,658
       Sprint Nextel Corporation ^                             5,446        51,737
       Verizon Communications Inc.                            20,300       718,620
                                                                       -----------
                                                                         2,679,814
                                                                       -----------
    UTILITIES - 3.81%
       American Electric Power Company, Inc.                   8,000       321,840
       Dominion Resources, Inc.                               14,200       674,358
       Duke Energy Corporation                                15,800       274,604
       Edison International                                    9,000       462,420
       Exelon Corporation                                      3,000       269,880
       FirstEnergy Corp.                                       5,000       411,650
       FPL Group, Inc.                                         4,000       262,320
       PG&E Corporation ^                                      5,000       198,450
       Public Service Enterprise Group Incorporated            7,000       321,510
       Southern Company (The) ^                               11,900       415,548
                                                                       -----------
                                                                         3,612,580
                                                                       -----------

TOTAL EQUITY SECURITIES
     (cost - $80,773,544)                                               94,199,017
                                                                       -----------

SHORT-TERM INVESTMENTS - 11.86%
    MONEY MARKET SECURITY - 0.56%
       JPMorgan U.S. Government Money Market Fund            529,788       529,788
                                                                       -----------

                                                         Principal
                                                          Amount
                                                          (000's)
                                                        ----------
REPURCHASE AGREEMENTS - 11.30%
   Bear, Stearns & Co. Inc. + ++
   (Agreements dated 6/30/2008 to be
   repurchased at $9,124,924, 2.50%,
   7/1/2008, collateralized by $9,382,896
   in United States Treasury Bonds)                          $ 9,124     9,124,290
   Bear, Stearns & Co. Inc. + ++
   (Agreements dated 6/30/2008 to be
   repurchased at $1,578,483, 1.25%,
   7/1/2008, collateralized by $1,628,917
   in United States Treasury Bonds)                            1,578     1,578,428
                                                                      ------------
                                                                        10,702,718
                                                                      ------------
    TOTAL SHORT-TERM INVESTMENTS
         (cost - $11,232,506)                                           11,232,506
                                                                      ------------
TOTAL INVESTMENTS - 111.34%
     (cost - $92,006,050)                                              105,431,523
                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.34)%                       (10,737,000)
                                                                      ------------
NET ASSETS - 100.00%                                                  $ 94,694,523
                                                                      ============

------------------------------
(a) Affiliated investment. The Fund holds 0.62% (based on net assets)
    of Adams Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2008 there were no purchases or sales of this security.
^   Security or a portion thereof is out on loan.
*   Non-income producing security.
ADR American Depositary Receipt
+   Stated interest rate, before rebate earned by borrower of securities on loan.
++  Represents investment purchased with collateral received for securities on loan.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: September 8, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer
Date: September 8, 2008